Fair Value, Changes in Fair Value of Assets Recorded at Fair Value on Nonrecurring Basis (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Mortgages held for sale	$ 33	$ (23)
Loans held for sale	0	(1)
Loans	(1,461)	(2,266)
Other Assets	(341)	(214)
Total	(1,769)	(2,504)
Commercial Portfolio Segment [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans	(125)	(216)
Consumer Portfolio Segment [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans	$ (1,336)	$ (2,050)